BUSINESS COMBINATIONS - Acquired Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 26, 2015	Feb. 02, 2015	Jan. 16, 2015	Dec. 27, 2014	Nov. 24, 2014	Nov. 13, 2014	Mar. 28, 2014	Dec. 28, 2013
Business Acquisition [Line Items]
Goodwill	$ 180,990			$ 183,062				$ 160,146
Rapid Wood
Business Acquisition [Line Items]
Intangible assets		$ 789
Goodwill	789
Goodwill - Tax Deductible	789
Integra Packaging
Business Acquisition [Line Items]
Intangible assets			$ 1,406
Goodwill	854
Goodwill - Tax Deductible	0
Bigs Packaging
Business Acquisition [Line Items]
Intangible assets						$ 25,294
Goodwill	18,214
Goodwill - Tax Deductible	12,082
Packnet
Business Acquisition [Line Items]
Intangible assets					$ 7,885
Goodwill	7,885
Goodwill - Tax Deductible	7,885
Upshur
Business Acquisition [Line Items]
Intangible assets							$ 1,577
Goodwill	0
Goodwill - Tax Deductible	0
Non-Compete Agreements | Integra Packaging
Business Acquisition [Line Items]
Intangible assets	85
Non-Compete Agreements | Bigs Packaging
Business Acquisition [Line Items]
Intangible assets	2,500
Non-Compete Agreements | Packnet
Business Acquisition [Line Items]
Intangible assets	0
Non-Compete Agreements | Upshur
Business Acquisition [Line Items]
Intangible assets	1,577
Customer Relationships | Integra Packaging
Business Acquisition [Line Items]
Intangible assets	467
Customer Relationships | Bigs Packaging
Business Acquisition [Line Items]
Intangible assets	4,580
Customer Relationships | Packnet
Business Acquisition [Line Items]
Intangible assets	0
Customer Relationships | Upshur
Business Acquisition [Line Items]
Intangible assets	$ 0